Concentration and Risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Concentration of foreign currency risks | Cash | RMB
Concentration of risk
Cash and time deposits	¥ 526,009	¥ 166,076